Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 1.4%
186,016	(1)	Gray Television, Inc.	$ 2,886,968	0.8
188,009	(1)	Vonage Holdings Corp.	2,152,703	0.6
			5,039,671	1.4

		Consumer Discretionary: 12.3%
249,647		Bloomin Brands, Inc.	3,579,938	1.0
60,525	(1)	Caesars Entertainment, Inc.	2,772,045	0.8
109,993		Callaway Golf Co.	2,294,454	0.7
40,906	(1)	CROCS, Inc.	1,632,559	0.5
14,974	(1)	Deckers Outdoor Corp.	3,052,749	0.9
57,161		Dick's Sporting Goods, Inc.	3,093,553	0.9
48,199	(1),(2)	GrowGeneration Corp.	769,015	0.2
11,214	(1)	Helen of Troy Ltd.	2,319,280	0.7
72,996		La-Z-Boy, Inc.	2,372,370	0.7
25,505		LCI Industries	2,898,133	0.8
10,997		Lithia Motors, Inc.	2,737,813	0.8
34,196		Marriott Vacations Worldwide Corp.	3,237,335	0.9
21,153	(1)	Murphy USA, Inc.	2,852,694	0.8
6,767	(1)	RH	2,236,832	0.7
65,014	(2)	Shoe Carnival, Inc.	2,137,660	0.6
19,655		Strategic Education, Inc.	2,016,013	0.6
46,468		Winnebago Industries	2,508,343	0.7
			42,510,786	12.3

		Consumer Staples: 3.5%
58,390		Energizer Holdings, Inc.	2,702,873	0.8
214,578	(1)	Hostess Brands, Inc.	2,755,181	0.8
111,570	(1)	Performance Food Group Co.	4,073,421	1.1
111,861	(1)	Simply Good Foods Co/The	2,779,746	0.8
			12,311,221	3.5

		Energy: 1.2%
50,788	(1)	Dril-Quip, Inc.	1,682,607	0.5
217,856		Parsley Energy, Inc. - Class A	2,341,952	0.7
			4,024,559	1.2

		Financials: 14.8%
31,119		American Equity Investment Life Holding Co.	744,055	0.2
121,557		Atlantic Union Bankshares Corp.	2,827,416	0.8
115,387		Columbia Banking System, Inc.	3,220,451	0.9
113,229		Essent Group Ltd.	4,042,275	1.2
42,392		First American Financial Corp.	2,228,547	0.6
255,456		First Horizon National Corp.	2,439,605	0.7
116,379		Heritage Insurance Holdings, Inc.	1,518,746	0.4
40,594		Lakeland Financial Corp.	1,854,740	0.5
30,348		LPL Financial Holdings, Inc.	2,493,392	0.7
12,882		Morningstar, Inc.	2,063,052	0.6
145,893		Pacific Premier Bancorp, Inc.	3,295,723	1.0
55,656		Pinnacle Financial Partners, Inc.	2,223,457	0.6
56,185		Prosperity Bancshares, Inc.	3,063,206	0.9
88,723	(1),(2)	Selectquote, Inc.	1,619,195	0.5
73,643		ServisFirst Bancshares, Inc.	2,699,016	0.8
18,831		Signature Bank	1,827,172	0.5
48,885		Stifel Financial Corp.	2,478,958	0.7
123,455	(1)	Trean Insurance Group, Inc.	1,932,071	0.6
171,478		Trustco Bank Corp.	1,022,009	0.3
516,594		Two Harbors Investment Corp.	2,815,437	0.8
75,162		Virtu Financial, Inc.	1,941,435	0.6
102,307		WSFS Financial Corp.	2,997,595	0.9
			51,347,553	14.8

		Health Care: 15.1%
60,064	(1)	1Life Healthcare, Inc.	1,752,067	0.5
85,198	(1),(2)	Aerie Pharmaceuticals, Inc.	937,178	0.3
25,488	(1),(2)	Akouos, Inc.	571,441	0.2
7,173	(1)	Amedisys, Inc.	1,735,149	0.5
88,873	(1)	Amicus Therapeutics, Inc.	1,297,546	0.4
20,728	(1)	Arena Pharmaceuticals, Inc.	1,447,229	0.4
41,821	(1)	Arrowhead Pharmaceuticals, Inc.	1,766,519	0.5
21,610	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,369,858	0.4
25,995	(1)	Blueprint Medicines Corp.	2,012,793	0.6
4,097		Chemed Corp.	2,118,600	0.6
122,443	(1)	CryoLife, Inc.	2,475,797	0.7
105,109	(1)	Cymabay Therapeutics, Inc.	680,055	0.2
40,894		Encompass Health Corp.	2,667,925	0.8
126,176	(1)	Epizyme, Inc.	1,640,288	0.5
35,270	(1)	FibroGen, Inc.	1,581,154	0.4
47,942	(1)	Globus Medical, Inc.	2,709,682	0.8
28,012	(1)	Haemonetics Corp.	2,511,556	0.7
31,775		Hill-Rom Holdings, Inc.	2,980,177	0.8
97,702	(1)	HMS Holdings Corp.	2,724,909	0.8
56,590	(1)	Insmed, Inc.	1,595,272	0.5
38,141	(1)	Iovance Biotherapeutics, Inc.	1,271,240	0.4
43,753	(1)	Magellan Health, Inc.	3,301,601	0.9
16,039	(1)	MyoKardia, Inc.	1,755,308	0.5
75,089	(1)	NextCure, Inc.	675,050	0.2
36,942	(1),(2)	Poseida Therapeutics, Inc.	346,885	0.1
27,568	(1)	PTC Therapeutics, Inc.	1,362,548	0.4
8,723	(1)	Reata Pharmaceuticals, Inc.	915,479	0.3
121,388	(1)	Select Medical Holdings Corp.	2,436,257	0.7
40,208	(1)	Syneos Health, Inc.	2,537,125	0.7

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
45,564	(1),(2)	UroGen Pharma Ltd.	$ 1,143,201	0.3
			52,319,889	15.1

		Industrials: 21.4%
104,951	(1)	Air Transport Services Group, Inc.	2,667,854	0.8
27,055		Alamo Group, Inc.	3,000,399	0.9
96,552		Altra Industrial Motion Corp.	3,770,356	1.1
21,333	(1)	ASGN, Inc.	1,531,069	0.4
55,700	(1)	AZEK Co., Inc./The	2,199,036	0.6
131,938	(1)	Builders FirstSource, Inc.	4,039,942	1.2
46,129	(1)	Casella Waste Systems, Inc.	2,590,143	0.8
54,293		Crane Co.	3,069,726	0.9
32,061		Curtiss-Wright Corp.	3,280,482	0.9
88,081		Deluxe Corp.	2,501,500	0.7
42,167		EMCOR Group, Inc.	3,162,947	0.9
21,402	(1)	FTI Consulting, Inc.	2,456,094	0.7
14,944	(1)	Generac Holdings, Inc.	2,839,061	0.8
55,608	(1)	IAA, Inc.	2,909,411	0.8
37,141		ICF International, Inc.	2,537,102	0.7
124,001		KAR Auction Services, Inc.	2,150,177	0.6
29,286		Regal Beloit Corp.	2,895,214	0.8
26,293	(1)	SiteOne Landscape Supply, Inc.	3,287,940	1.0
88,379		Skywest, Inc.	2,973,953	0.9
102,145	(1)	SP Plus Corp.	2,094,994	0.6
34,123		Tetra Tech, Inc.	3,149,894	0.9
15,498	(1)	Trex Co., Inc.	2,316,796	0.7
39,699		UFP Industries, Inc.	2,356,136	0.7
33,110		Watts Water Technologies, Inc.	3,170,282	0.9
81,018		Werner Enterprises, Inc.	3,727,638	1.1
39,398		Woodward, Inc.	3,376,015	1.0
			74,054,161	21.4

		Information Technology: 16.4%
62,032	(1)	ACI Worldwide, Inc.	1,822,500	0.5
13,341	(1)	CACI International, Inc.	3,124,329	0.9
108,266	(1)	Cardtronics plc	2,350,455	0.7
85,442	(1)	Commvault Systems, Inc.	3,693,658	1.1
41,101	(1)	Envestnet, Inc.	3,410,972	1.0
65,504		EVERTEC, Inc.	2,293,950	0.7
290,124	(1)	Harmonic, Inc.	1,711,732	0.5
21,025	(1)	Inphi Corp.	2,396,429	0.7
54,949	(1)	j2 Global, Inc.	3,845,880	1.1
115,410	(1)	Lattice Semiconductor Corp.	3,300,726	0.9
61,327	(1)	LiveRamp Holdings, Inc.	3,424,500	1.0
22,566	(1)	Lumentum Holdings, Inc.	1,940,676	0.6
71,822	(1)	Mimecast Ltd.	3,536,515	1.0
86,007	(1)	Onto Innovation, Inc.	2,686,859	0.8
43,365	(1)	Plexus Corp.	3,298,775	0.9
28,996	(1)	Q2 Holdings, Inc.	2,821,021	0.8
45,671	(1)	RealPage, Inc.	2,859,918	0.8
26,872	(1)	Silicon Laboratories, Inc.	2,751,961	0.8
19,493		SYNNEX Corp.	2,478,535	0.7
238,527	(1)	Viavi Solutions, Inc.	3,180,758	0.9
			56,930,149	16.4

		Materials: 3.7%
86,909		Avient Corp.	2,217,918	0.6
103,692		Commercial Metals Co.	2,164,052	0.6
59,688		Minerals Technologies, Inc.	3,029,166	0.9
62,755		Sealed Air Corp.	2,466,272	0.7
56,651		Sensient Technologies Corp.	3,128,268	0.9
			13,005,676	3.7

		Real Estate: 6.4%
206,573		Acadia Realty Trust	2,342,538	0.7
50,894		American Campus Communities, Inc.	1,725,307	0.5
49,245		American Homes 4 Rent	1,410,377	0.4
96,644	(1)	Cushman & Wakefield PLC	1,122,037	0.3
69,451		Easterly Government Properties, Inc.	1,680,020	0.5
27,020		EastGroup Properties, Inc.	3,597,983	1.1
20,429		Innovative Industrial Properties, Inc.	2,514,606	0.7
36,798		QTS Realty Trust, Inc.	2,495,640	0.7
50,188		RE/MAX Holdings, Inc.	1,763,606	0.5
55,603		Ryman Hospitality Properties	2,121,810	0.6
162,929		Xenia Hotels & Resorts, Inc.	1,463,102	0.4
			22,237,026	6.4

		Utilities: 2.7%
51,461		Black Hills Corp.	2,885,933	0.8
20,137		Idacorp, Inc.	1,810,316	0.5
31,761		NorthWestern Corp.	1,640,138	0.5
77,425		Portland General Electric Co.	2,953,764	0.9
			9,290,151	2.7

	Total Common Stock
	(Cost $350,771,206)		343,070,842	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Repurchase Agreements: 1.8%
1,399,495	(3)	Citadel Securities LLC, Repurchase Agreement dated 08/31/20, 0.14%, due 09/01/20 (Repurchase Amount $1,399,500, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $1,427,491, due 09/03/20-05/15/50)	1,399,495	0.4

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,415,962	(3)	Citigroup, Inc., Repurchase Agreement dated 08/31/20, 0.09%, due 09/01/20 (Repurchase Amount $1,415,965, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-5.500%, Market Value plus accrued interest $1,444,281, due 03/31/24-07/20/70)	$ 1,415,962	0.4
1,415,962	(3)	MUFG Securities America Inc., Repurchase Agreement dated 08/31/20, 0.09%, due 09/01/20 (Repurchase Amount $1,415,965, collateralized by various U.S. Government Agency Obligations, 2.000%-4.500%, Market Value plus accrued interest $1,444,281, due 01/01/30-08/01/50)	1,415,962	0.4
436,192	(3)	Nomura Securities, Repurchase Agreement dated 08/31/20, 0.09%, due 09/01/20 (Repurchase Amount $436,193, collateralized by various U.S. Government Agency Obligations, 1.500%-6.000%, Market Value plus accrued interest $444,916, due 07/01/21-01/20/70)	436,192	0.2
1,415,962	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/20, 0.09%, due 09/01/20 (Repurchase Amount $1,415,965, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,444,281, due 09/01/20-07/01/50)	1,415,962	0.4

	Total Repurchase Agreements
	(Cost $6,083,573)		6,083,573	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
6,649,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%
	(Cost $6,649,000)	$ 6,649,000	1.9

	Total Short-Term Investments
	(Cost $12,732,573)	12,732,573	3.7

	Total Investments in Securities (Cost $363,503,779)	$ 355,803,415	102.6
	Liabilities in Excess of Other Assets	(9,063,296)	(2.6)
	Net Assets	$ 346,740,119	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2020.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$343,070,842	$–	$–	$343,070,842
Short-Term Investments	6,649,000	6,083,573	–	12,732,573
Total Investments, at fair value	$349,719,842	$6,083,573	$–	$355,803,415

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $367,465,750.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$27,055,477
Gross Unrealized Depreciation	(38,717,812)
Net Unrealized Depreciation	$(11,662,335)